REVENUE AND DEFERRED REVENUE	12 Months Ended
Dec. 31, 2020
REVENUE AND DEFERRED REVENUE
REVENUE AND DEFERRED REVENUE

4. REVENUE AND DEFERRED REVENUE

The following table presents the Group’s revenues from contracts with customers disaggregated by material revenue category:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Learning services:
Recognized over time	20,805	106,163	429,633	65,844
Recognized at a point in time	1,205	1,246	833	128
	22,010	107,409	430,466	65,972
Learning materials and devices recognized at a point in time	109,857	111,247	101,449	15,548
Total revenues	131,867	218,656	531,915	81,520

Contract cost

Deferred channel costs were recorded under “Prepayment and other current assets” (Note 6). For the years ended December 31, 2018, 2019 and 2020, the Group recognized RMB4,991, RMB22,381 and RMB89,444 (US$13,708), respectively, of amortization of deferred channel costs as “Cost of revenues”. There was no impairment recognized to the deferred channel costs during the years ended December 31, 2018, 2019 and 2020.

Deferred revenue and customer advances

Deferred revenue and customer advances primarily consist of deferred revenue from learning services and advanced consideration received from customers for the sales of learning materials and devices, which are recognized as contract liability until services are provided to the customer and products are delivered at customers.

Revenue recognized during the year ended December 31, 2020 that was included in the deferred revenue and customer advances balance of RMB71,831 at January 1, 2020 was RMB69,234 (US$10,611).